Financial Instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial Instruments

28. FINANCIAL INSTRUMENTS

a) Measurement basis of financial assets and liabilities

Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 to the Consolidated Financial Statements in the 2018 Annual Report describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.

At 30 June 2019 and 31 December 2018, the Santander UK group categorised assets and liabilities measured at fair value within the fair value hierarchy based on the fair value measurement and hierarchy, and valuation techniques, described in Note 41(b) and (c) to the Consolidated Financial Statements in the 2018 Annual Report.

b) Fair values of financial instruments carried at amortised cost

The following table analyses the fair value of the financial instruments carried at amortised cost at 30 June 2019 and 31 December 2018. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 41(e) to the Consolidated Financial Statements in the 2018 Annual Report.

	30 June 2019		31 December 2018
	Fair value £m	Carrying value £m	Fair value £m	Carrying value £m
Assets
Loans and advances to customers	207,080	202,516	204,061	201,289
Loans and advances to banks	2,065	2,065	2,799	2,799
Reverse repurchase agreements- non trading	22,416	22,409	21,130	21,127
Other financial assets at amortised cost	7,168	7,137	7,111	7,229

	238,729	234,127	235,101	232,444

Liabilities
Deposits by customers	180,777	180,617	178,181	178,090
Deposits by banks	16,500	16,489	17,232	17,221
Repurchase agreements- non trading	14,779	14,771	10,923	10,910
Debt securities in issue	45,664	44,574	47,787	46,692
Subordinated liabilities	4,235	3,645	3,877	3,601

	261,955	260,096	258,000	256,514

c) Fair values of financial instruments measured at fair value

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2019 and 31 December 2018, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		30 June 2019				31 December 2018
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivatives	Exchange rate contracts	—	4,402	22	4,424	—	4,323	25	4,348	A
	Interest rate contracts	—	2,005	5	2,010	—	2,526	6	2,532	A & C
	Equity and credit contracts	—	210	62	272	—	188	63	251	B & D
	Netting	—	(1,261)	—	(1,261)	—	(1,872)	—	(1,872)

		—	5,356	89	5,445	—	5,165	94	5,259

Other financial assets at FVTPL	Loans and advances to customers	—	—	94	94	—	12	82	94	A
	Debt securities	17	72	562	651	18	2,339	894	3,251	A, B & D
	Reverse repurchase agreements – non trading	—	—	—	—	—	2,272	—	2,272	A

		17	72	656	745	18	4,623	976	5,617

Financial assets at FVOCI	Debt securities	12,781	588	—	13,369	12,487	742	—	13,229	D
	Loans and advances to customers	—	—	69	69	—	—	73	73	D

		12,781	588	69	13,438	12,487	742	73	13,302

Total assets at fair value		12,798	6,016	814	19,628	12,505	10,530	1,143	24,178

Liabilities
Derivatives	Exchange rate contracts	—	926	1	927	—	528	23	551	A
	Interest rate contracts	—	1,951	8	1,959	—	2,515	7	2,522	A & C
	Equity and credit contracts	—	121	29	150	—	132	36	168	B & D
	Netting	—	(1,261)	—	(1,261)	—	(1,872)	—	(1,872)

		—	1,737	38	1,775	—	1,303	66	1,369

Other financial liabilities at FVTPL	Debt securities in issue	—	1,065	7	1,072	—	983	7	990	A
	Structured deposits	—	104	29	133	—	104	29	133	A
	Repurchase agreements – non trading	—	—	—	—	—	2,110	—	2,110	A
	Collateral and associated financial guarantees	—	407	21	428	—	3,040	13	3,053	D

		—	1,576	57	1,633	—	6,237	49	6,286

Total liabilities at fair value		—	3,313	95	3,408	—	7,540	115	7,655

Transfers between levels of the fair value hierarchy

During H119, there were no significant transfers of financial instruments from Level 1 to Level 2, or from Level 2 to Level 3 (H118: none).

d) Fair value adjustments

The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.

Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2019	31 December 2018
	£m	£m
Risk-related:
– Bid-offer and trade specific adjustments	17	13
– Uncertainty	37	36
– Credit risk adjustment	8	9
– Funding fair value adjustment	5	4

	67	62

Model-related	1	5

	68	67

Risk-related adjustments

Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For further details, see the ‘Risk-related adjustments’ section in Note 41(g) to the Consolidated Financial Statements in the 2018 Annual Report.

e) Internal models based on information other than market data (Level 3)

Valuation techniques

There have been no significant changes to the valuation techniques as set out in Note 41(h) to the Consolidated Financial Statements in the 2018 Annual Report.

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy

The following table sets out the movements in Level 3 financial instruments in H119 and H118:

	Assets						Liabilities
		Other						Other
		financial	Financial		Assets			financial	Liabilities
		assets at	assets at	Financial	held			liabilities at	held
	Derivatives	FVTPL	FVOCI	investments	for sale	Total	Derivatives	FVTPL	for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	94	976	73		—	1,143	(66)	(49)	—	(115)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	7	1	—		—	8	(3)	(5)	—	(8)
– Foreign exchange/other movements	—	3	—		—	3	—	(3)	—	(3)
Transfers in	—	11	—		—	11	—	—	—	—
Additions	3	188	—		—	191	—	(2)	—	(2)
Settlements	(15)	(523)	(4)		—	(542)	31	2	—	33

At 30 June 2019	89	656	69		—	814	(38)	(57)	—	(95)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the period	7	4	—		—	11	(3)	(8)	—	(11)

At 31 December 2017	64	240		53	—	357	(63)	(6)	—	(69)
Adoption of IFRS 9	—	598	199	(53)	—	744	—	—	—	—

At 1 January 2018	64	838	199		—	1,101	(63)	(6)	—	(69)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	26	(5)	(4)		—	17	4	—	—	4
– Foreign exchange/other movements	(5)	—	—		—	(5)	5	—	—	5
Transfers in	—	19	—		—	19	—	—	—	—
Transfer to held for sale	(2)	(146)	—		148	—	1	—	(1)	—
Additions	—	—	17		—	17	—	—	—	—
Sales	—	(23)	—		—	(23)	—	—	—	—
Settlements	(21)	—	(37)		—	(58)	15	—	—	15

At 30 June 2018	62	683	175		148	1,068	(38)	(6)	(1)	(45)

Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	21	(5)	(4)			12	9	—	—	9

Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)

Other than as described above, there has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 41(h) to the Consolidated Financial Statements in the 2018 Annual Report.